Share-Based Payment Transactions (Details 1)	12 Months Ended
Dec. 31, 2019 $ / shares
Dividend yield	0.00%
Minimum [Member]
Risk-free interest rate	1.19%
Expected volatility	65.63%
Contractual life	9 years 9 months 29 days
Early Exercise Multiple (Suboptimal Factor) (in Dollars per share)	$ 2.5
Exercise price (NIS) (in Dollars per share)	$ 0.28
Maximum [Member]
Risk-free interest rate	2.40%
Expected volatility	75.86%
Contractual life	10 years
Early Exercise Multiple (Suboptimal Factor) (in Dollars per share)	$ 3
Exercise price (NIS) (in Dollars per share)	$ 2.344